CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses		$ 1,775,527	$ 1,122,892
Operating Income (Loss), Total		(1,775,527)	(1,122,892)
Investment income on investments held in Trust Account		27,761,686	18,038,352
Total other income		27,761,686	18,038,352
Net income		$ 25,986,159	$ 16,915,460
Common Class A
Weighted average shares outstanding, basic (in shares)		50,000,000	34,383,562
Weighted average shares outstanding, diluted (in shares)		50,000,000	34,383,562
Basic net loss per share (in USD per share)		$ 0.42	$ 0.36
Diluted net loss per share (in USD per share)		$ 0.42	$ 0.36
Common Class B
Weighted average shares outstanding, basic (in shares)	[1]	12,500,000	12,500,000
Weighted average shares outstanding, diluted (in shares)	[1]	12,500,000	12,500,000
Basic net loss per share (in USD per share)		$ 0.42	$ 0.36
Diluted net loss per share (in USD per share)		$ 0.42	$ 0.36

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share and per share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).